Note 2 - Change in Accounting Principle	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Accounting Changes [Text Block]
2.	CHANGE IN ACCOUNTING PRINCIPLE

Effective
April 1, 2018,
the Company changed its method for valuing prime coil inventory of the coil segment from the last-in, first
-out (“LIFO”) method to the average cost method. The effects of the change in accounting principle from LIFO to average cost have been retrospectively applied to all prior periods presented in all sections of this annual report. The Company believes the average cost method is preferable as it more closely resembles the physical flow of our inventory, it better matches revenues with expenses and it aligns with how we internally manage our business. As a result of the retrospective application of the change in accounting principle, certain financial statement line items in the Company’s consolidated balance sheet as of
March 31, 2018,
its consolidated statement of operations for the year ended
March 31, 2018
and its consolidated statement of cash flows for the year ended
March 31, 2018
were adjusted as presented in the table below. In addition, retained earnings as of
April 1, 2017
increased
$4,346,437
as a result of the change in accounting principle.

	As Originally Reported	Effect of Change	As Adjusted
Consolidated Statement of Operations, Fiscal Year Ended March 31, 2018
Cost of goods sold	112,905,381	(1,697,294)	111,208,087
Income tax provision	1,307,890	522,597	1,830,487
Net earnings	2,759,404	1,174,697	3,934,101

Net earnings per share:
Basic	0.39	0.17	0.56
Diluted	0.39	0.17	0.56

Consolidated Statement of Cash Flows, Fiscal Year Ended March 31, 2018
Net earnings	2,759,404	1,174,697	3,934,101
Change in inventories	(3,120,782)	(1,697,294)	(4,818,076)
Change in deferred income taxes	1,269,148	108,483	1,377,631
Change in income taxes payable	-	414,114	414,114

Consolidated Balance Sheet, as of March 31, 2018
Inventories	38,039,332	7,290,102	45,329,434
Deferred income tax liability	103,198	1,768,968	1,872,166
Retained earnings	31,190,246	5,521,134	36,711,380

The following table shows the effect of the change in accounting principle from LIFO to average cost on the results of operations for the fiscal year ended
March 31, 2019:

	As Computed Under LIFO	As Computed Under Average Cost	Effect of Change
Consolidated Statement of Operations, Fiscal Year Ended March 31, 2019
Earnings before income taxes	5,706,951	6,823,945	1,116,994
Income tax provision	1,451,937	1,724,021	272,084
Net earnings	4,255,014	5,099,924	844,910

Net earnings per share:
Basic	0.61	0.73	0.12
Diluted	0.61	0.73	0.12